Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment and Geographic Information [Abstract]
Schedule of Information About the Assets and Liabilities

Set out below is information about the assets and liabilities as at June 30, 2025 and December 31, 2024 and profit or loss from each segment for the six months ended June 30, 2025 and 2024.

	June 30, 2025	December 31, 2024
Financial statement line item:
Reportable segment assets	$6,034,501	$9,350,230
Reportable segment liabilities	5,412,528	6,039,222

	Six Months Ended June 30,
	2025	2024
Financial statement line item:
Revenues from external customers	$1,770,645	$5,153,672
Less:
Cost of revenue, excluding amortization	1,005,679	2,328,621
Technology expenses, excluding amortization	346,242	748,339
Sales and marketing expenses	605,522	1,748,890
Supply development expenses	192,771	335,350
Fulfillment expenses	541,991	844,043
Other segment items (a)	910,958	2,986,859
Depreciation & amortization expense	865,441	1,203,433
Interest expense	1,946	8,939
Interest income	(3,186)	(39,661)
Interest and penalties on sales tax liability	8,920	—
Income tax expense	—	—
Reportable segment income (loss)	$(2,705,639)	$(5,011,141)

(a)	Other segment items included in reportable segment net loss consists mainly of general and administrative expenses for corporate functions, such as insurance expenses, associated software licenses, other payroll and related expenses for human resources, legal, finance and executive teams, other consulting and professional fees for corporate services rendered, other marketing expenses, franchise tax, other gains and losses, and other overhead expense.

Set out below is information about the assets and liabilities as at December 31, 2024 and 2023 and profit or loss from each segment for the years ended December 31, 2024 and 2023.

	As at December 31,
	2024	2023
Financial statement line item:
Reportable segment assets	$9,350,230	$15,819,137
Reportable segment liabilities	6,039,222	6,078,060

	As at December 31,
	2024	2023
Financial statement line item:
Revenues from external customers	$9,291,115	$9,928,184
Less:
Cost of revenue, excluding amortization	5,111,157	4,770,748
Technology expenses, excluding amortization	1,493,310	1,618,832
Sales and marketing expenses	4,945,269	3,955,974
Supply development expenses	537,888	1,030,403
Fulfillment expenses	1,635,724	1,788,879
Other segment items (a)	5,595,383	5,856,653
Depreciation & amortization expense	2,294,248	2,115,148
Interest expense	173,771	16,001
Interest income	(44,133)	(339,750)
Interest and penalties on sales tax liability	46,303	214,784
Income tax expense	—	—
Reportable segment income (loss)	$(12,497,805)	$(11,099,488)

(a)

Other segment items included in Reportable segment net loss consists mainly of general and administrative expenses for corporate functions, such as insurance expenses, associated software licenses, other payroll and related expenses for human resources, legal, finance and executive teams, other consulting and professional fees for corporate services rendered, other marketing expenses, franchise tax, other gains and losses, and other overhead expense.

Schedule of Percentage of Total Revenue by Geographic Area

The following table represents the percentage of total revenue by geographic area, based on the location of the customer for the six months ended June 30, 2025 and 2024, respectively.

	2025	2024
Americas	94.93%	88.27%
Europe, Middle East and Africa	2.47%	10.09%
Asia Pacific	2.60%	1.64%

The following table represents the percentage of total revenue by geographic area, based on the location of the customer for the years ended December 31, 2024 and 2023, respectively.

	December 31,
	2024	2023
Americas	85.13%	89.93%
Europe, Middle East and Africa	12.71%	9.10%
Asia Pacific	2.16%	0.97%